Intangible asset (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost, beginning balance	¥ 46,102,000	¥ 44,852,000
Disposal of discontinued business		(9,000)
Foreign current translation differences	(1,934,000)	1,259,000
Cost, ending balance	44,168,000	46,102,000
Accumulated amortization, beginning balance	0	5,000
Disposal of discontinued business, accumulated amortization		(5,000)
Accumulated amortization, ending Balance	0	0
Carrying amount	44,168,000	46,102,000
Acquired Computer Software [Member]
Cost, beginning balance	0	9,000
Disposal of discontinued business		(9,000)
Foreign current translation differences	0	0
Cost, ending balance	0	0
Accumulated amortization, beginning balance	0	5,000
Disposal of discontinued business, accumulated amortization		(5,000)
Accumulated amortization, ending Balance	0	0
Carrying amount	0	0
Land Use Right [Member]
Cost, beginning balance	46,102,000	44,843,000
Disposal of discontinued business		0
Foreign current translation differences	(1,934,000)	1,259,000
Cost, ending balance	44,168,000	46,102,000
Accumulated amortization, beginning balance	0	0
Disposal of discontinued business, accumulated amortization		0
Accumulated amortization, ending Balance	0	0
Carrying amount	¥ 44,168,000	¥ 46,102,000